Inventories and contracts in progress - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories and contracts in progress
Inventory written-off	€ 918	€ 673	€ 471
Expenses recorded in cost of sales	€ 308	€ 155	€ 51